UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN          April 28, 2008
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          171

Form 13F Information Table Value Total:  $   176,342
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anheuser Busch Cos., Inc.      Common Stock    035229103      47      1,000  SH          YES                    X
Avon Products, Inc.            Common Stock    054303102   3,671     92,840  SH          YES                    X
CVS/Caremark Corp.             Common Stock    126650100   4,913    121,272  SH          YES                    X
Colgate Palmolive Co.          Common Stock    194162103   5,829     74,813  SH          YES                    X
General Mills                  Common Stock    370334104      90      1,500  SH          YES                    X
Hain Celestial Group Inc.      Common Stock    405217100   2,223     75,348  SH          YES                    X
Kellogg Co                     Common Stock    487836108     116      2,200  SH          YES                    X
Kimberly-Clark Corp.           Common Stock    494368103   4,530     70,180  SH          YES                    X
McCormick & Co.                Common Stock    579780206      74      2,000  SH          YES                    X
Pepsico, Inc.                  Common Stock    713448108   6,026     83,461  SH          YES                    X
Procter & Gamble Co.           Common Stock    742718109     265      3,788  SH          YES                    X
Sysco Corporation              Common Stock    871829107   1,759     60,610  SH          YES                    X
Unilever PLC ADR NEW           ADR             904767704       7        200  SH          YES                    X
Wal-Mart Stores Inc.           Common Stock    931142103     137      2,606  SH          YES                    X
Walgreen Company               Common Stock    931422109     369      9,690  SH          YES                    X
Abbott Laboratories            Common Stock    002824100      42        760  SH          YES                    X
Allergan, Inc.                 Common Stock    018490102      91      1,622  SH          YES                    X
Amgen Inc.                     Common Stock    031162100   1,796     42,995  SH          YES                    X
Bard C R Inc.                  Common Stock    067383109     116      1,200  SH          YES                    X
Baxter International Inc.      Common Stock    071813109   4,520     78,168  SH          YES                    X
Bristol-Myers Squibb Co.       Common Stock    110122108   3,383    158,842  SH          YES                    X
Covidien Ltd.                  Common Stock    G2552X108     363      8,213  SH          YES                    X
Eli Lilly & Co.                Common Stock    532457108     672     13,021  SH          YES                    X
Genentech Inc.                 Common Stock    368710406     112      1,380  SH          YES                    X
Johnson & Johnson              Common Stock    478160104   1,919     29,585  SH          YES                    X
Medco Health Solutions, Inc.   Common Stock    58405U102      65      1,474  SH          YES                    X
Medtronic Inc.                 Common Stock    585055106   3,800     78,566  SH          YES                    X
Merck & Company Inc.           Common Stock    589331107     151      3,967  SH          YES                    X
Pfizer, Inc.                   Common Stock    717081103   1,424     68,052  SH          YES                    X
St. Jude Medical Inc.          Common Stock    790849103     104      2,400  SH          YES                    X
Teva Pharmaceutical ADR        ADR             881624209   1,202     26,020  SH          YES                    X
UnitedHealth Group, Inc.       Common Stock    91324P102      72      2,110  SH          YES                    X
Varian Medical Systems         Common Stock    92220P105      47      1,000  SH          YES                    X
Wyeth (formerly American
  Home Products)               Common Stock    983024100      54      1,294  SH          YES                    X
Black & Decker Corp.           Common Stock    091797100   2,697     40,799  SH          YES                    X
Comcast Corp. New Class A      Common Stock    20030n101     199     10,266  SH          YES                    X
Comcast Corp. Special Class A  Common Stock    20030n200       2        112  SH          YES                    X
Disney (Walt)                  Common Stock    254687106   4,655    148,352  SH          YES                    X
Hanesbrands, Inc.              Common Stock    410345102     244      8,358  SH          YES                    X
Home Depot Inc.                Common Stock    437076102      46      1,655  SH          YES                    X
McGraw-Hill Cos., Inc.         Common Stock    580645109   3,182     86,113  SH          YES                    X
NIKE, Inc. 'B'                 Common Stock    654106103     109      1,600  SH          YES                    X
Nordstrom Inc.                 Common Stock    655664100      85      2,600  SH          YES                    X
Penney J C Inc.                Common Stock    708160106      77      2,050  SH          YES                    X
Reuters Holdings PLC ADR
  Class B                      ADR             76132M102      32        469  SH          YES                    X
Sherwin Williams Co.           Common Stock    824348106      60      1,180  SH          YES                    X
TJX Companies                  Common Stock    872540109      34      1,037  SH          YES                    X
Target Corp.                   Common Stock    87612E106   4,498     88,761  SH          YES                    X
Time Warner, Inc.(formerly
  AOL Time Warner              Common Stock    887317105     181     12,881  SH          YES                    X
WABCO Holdings, Inc.           Common Stock    92927K102       1         21  SH          YES                    X
3M Company                     Common Stock    88579Y101   1,941     24,529  SH          YES                    X
Boeing Co.                     Common Stock    097023105     778     10,458  SH          YES                    X
Burlington Northern
  Santa Fe Corp.               Common Stock    12189T104      55        600  SH          YES                    X
Canadian National Railways     Common Stock    136375102      10        200  SH          YES                    X
Caterpillar Inc.               Common Stock    149123101     102      1,300  SH          YES                    X
Crane Corp.                    Common Stock    224399105      48      1,200  SH          YES                    X
Cummins Inc.                   Common Stock    231021106     178      3,800  SH          YES                    X
General Dynamics Corp.         Common Stock    369550108      42        500  SH          YES                    X
General Electric Co.           Common Stock    369604103   3,867    104,489  SH          YES                    X
Honeywell International, Inc.  Common Stock    438516106   1,987     35,220  SH          YES                    X
Idex Corp.                     Common Stock    45167R104      55      1,800  SH          YES                    X
Kansas City Southern           Common Stock    485170302   4,945    123,290  SH          YES                    X
Norfolk Southern Corp.         Common Stock    655844108      12        225  SH          YES                    X
Raytheon Company               Common Stock    755111507      15        225  SH          YES                    X
Sauer-Danfoss Inc.             Common Stock    804137107     111      5,000  SH          YES                    X
Tyco International, Ltd.       Common Stock    G9143X208     364      8,261  SH          YES                    X
United Technologies Corp.      Common Stock    913017109   4,332     62,949  SH          YES                    X
Apple Inc.                     Common Stock    037833100      14        100  SH          YES                    X
Automatic Data Processing Inc. Common Stock    053015103      55      1,300  SH          YES                    X
Cisco Systems Inc.             Common Stock    17275R102   3,169    131,555  SH          YES                    X
Hewlett-Packard Co.            Common Stock    428236103      24        522  SH          YES                    X
Intel Corp.                    Common Stock    458140100   1,987     93,813  SH          YES                    X
International Business
  Machines Corp.               Common Stock    459200101   3,705     32,180  SH          YES                    X
Intuit Inc.                    Common Stock    461202103      84      3,108  SH          YES                    X
Microsoft Corp.                Common Stock    594918104   4,740    167,033  SH          YES                    X
Motorola Inc.                  Common Stock    620076109       9        985  SH          YES                    X
Nokia Corp. ADR                ADR             654902204      40      1,260  SH          YES                    X
Oracle Corp.                   Common Stock    68389X105   1,934     98,862  SH          YES                    X
Paychex, Inc.                  Common Stock    704326107   3,073     89,696  SH          YES                    X
Qualcomm Inc.                  Common Stock    747525103     151      3,680  SH          YES                    X
Texas Instruments Inc.         Common Stock    882508104      46      1,621  SH          YES                    X
Western Union                  Common Stock    959802109      51      2,418  SH          YES                    X
BP PLC ADR                     ADR             055622104     232      3,822  SH          YES                    X
Buckeye Partners L.P.          Common Stock    118230101     184      4,000  SH          YES                    X
Calumet Specialty Product
  Partners                     Common Stock    131476103      96      4,100  SH          YES                    X
Canadian Natural Resources Ltd.Common Stock    136385101     263      3,850  SH          YES                    X
Chevron Corp.(formerly
 ChevronTexaco Corp)           Common Stock    166764100     138      1,611  SH          YES                    X
ConocoPhillips                 Common Stock    20825C104   1,568     20,570  SH          YES                    X
Duncan Energy Partners L.P.    Common Stock    265026104      59      3,200  SH          YES                    X
EnCana Corp.                   Common Stock    292505104   7,243     95,615  SH          YES                    X
Enbridge Energy Partners L.P.  Common Stock    29250R106     214      4,500  SH          YES                    X
Enterprise Products
  Partners L.P.                Common Stock    293792107     299     10,077  SH          YES                    X
Exxon Mobil Corp.              Common Stock    30231G102   6,957     82,258  SH          YES                    X
Ferrell Gas Partners L.P.      Common Stock    315293100     116      5,500  SH          YES                    X
Groupe Bruxelles Lambert       Common Stock    000379714     110        900  SH          YES                    X
Holly Energy Partners L.P.     Common Stock    435763107      69      1,800  SH          YES                    X
Kinder Morgan Energy
  Partners L.P.                Common Stock    494550106     678     12,400  SH          YES                    X
Magellan Midstream
  Partners L.P.                Common Stock    559080106     194      4,800  SH          YES                    X
Marathon Oil Corp.
  (formerly USX-Marathon)      Common Stock    565849106     157      3,450  SH          YES                    X
Nabors Industries Ltd.         Common Stock    G6359F103   4,165    123,340  SH          YES                    X
National Oilwell Varco, Inc.   Common Stock    637071101   4,465     76,480  SH          YES                    X
Nustar Energy L.P.             Common Stock    67058H102     466      9,627  SH          YES                    X
Occidental Petroleum Corp.     Common Stock    674599105     128      1,750  SH          YES                    X
Oneok Partners, L.P.           Common Stock    68268N103     230      4,000  SH          YES                    X
Plains All American
  Pipeline L.P.                Common Stock    726503105     190      4,000  SH          YES                    X
Royal Dutch Shell plc
  Class A ADR                  ADR             780259206      69      1,000  SH          YES                    X
Schlumberger Ltd.              Common Stock    806857108     131      1,500  SH          YES                    X
Smith International Inc.       Common Stock    832110100      32        500  SH          YES                    X
Spectra Energy Corp.           Common Stock    847560109       7        305  SH          YES                    X
Suburban Propane
  Partners, L.P.               Common Stock    864482104     427     11,000  SH          YES                    X
TC Pipelines, L.P.             Common Stock    87233Q108     283      8,200  SH          YES                    X
Teppco Partners, L.P.          Common Stock    872384102     328      9,500  SH          YES                    X
Transocean Inc.                Common Stock    G90078109     468      3,461  SH          YES                    X
Alcoa Inc.                     Common Stock    013817101      29        800  SH          YES                    X
Anglo American plc             Common Stock    03485P201      65      2,184  SH          YES                    X
Anglogold Ashanti Ltd new ADR  ADR             035128206      14        400  SH          YES                    X
Ball Corp.                     Common Stock    058498106      27        597  SH          YES                    X
Dow Chemical                   Common Stock    260543103      52      1,400  SH          YES                    X
Innospec Inc.                  Common Stock    45768S105      12        560  SH          YES                    X
Martin Marietta Materials
  Inc.                         Common Stock    573284106      74        700  SH          YES                    X
MeadWestvaco Corp.             Common Stock    583334107     395     14,494  SH          YES                    X
Praxair Inc.                   Common Stock    74005P104   3,727     44,253  SH          YES                    X
Rayonier Inc.                  Common Stock    754907103      46      1,050  SH          YES                    X
Sigma-Aldrich Corp.            Common Stock    826552101      48        800  SH          YES                    X
Weyerhaeuser Co.               Common Stock    962166104      11        168  SH          YES                    X
A F L A C Inc.                 Common Stock    001055102   7,219    111,152  SH          YES                    X
Allstate Corp                  Common Stock    020002101      20        418  SH          YES                    X
American Express Co.           Common Stock    025816109      92      2,094  SH          YES                    X
American International
  Group, Inc.                  Common Stock    026874107      39        896  SH          YES                    X
Ameriprise Financial Inc.      Common Stock    03076C106       6        124  SH          YES                    X
Anchor Bancorp Wisconsin Inc.  Common Stock    032839102      45      2,355  SH          YES                    X
Bank of America Corp.          Common Stock    060505104      73      1,929  SH          YES                    X
CBL & Associates
  Properties Inc.              Common Stock    124830100      24      1,000  SH          YES                    X
Citigroup Inc.                 Common Stock    172967101   1,231     57,465  SH          YES                    X
Developers Diversified
  Realty Corp.                 Common Stock    251591103      21        500  SH          YES                    X
Entertainment Properties
  Trust SBI                    Common Stock    29380T105     173      3,500  SH          YES                    X
Fannie Mae                     Common Stock    313586109   1,148     43,608  SH          YES                    X
Federal Home Loan Mtg Corp.
  (Freddie Mac)                Common Stock    313400301       5        198  SH          YES                    X
Genworth Financial Inc.
  Class A                      Common Stock    37247D106       6        275  SH          YES                    X
Goldman Sachs Group Inc.       Common Stock    38141G104     123        745  SH          YES                    X
J.P. Morgan Chase & Co.        Common Stock    46625H100     126      2,938  SH          YES                    X
Midwest Banc Holdings          Common Stock    598251106      65      5,050  SH          YES                    X
Morgan Stanley                 Common Stock    617446448       5        114  SH          YES                    X
Plum Creek Timber Co. Inc.     Common Stock    729251108     159      3,900  SH          YES                    X
Popular Inc                    Common Stock    733174106       7        600  SH          YES                    X
State Street Corp.             Common Stock    857477103      65        820  SH          YES                    X
TSX Group Inc.                 Common Stock    873028104      61      1,625  SH          YES                    X
Travelers Cos Inc.(St.
  Paul Travelers Cos)          Common Stock    89417E109       6        135  SH          YES                    X
Wachovia Corp.                 Common Stock    929903102   1,916     70,980  SH          YES                    X
Wells Fargo & Co.              Common Stock    949746101   2,650     91,066  SH          YES                    X
Allegheny Energy Inc.          Common Stock    017361106     126      2,500  SH          YES                    X
CMS Energy Corp.               Common Stock    125896100      14      1,000  SH          YES                    X
Edison International           Common Stock    281020107      44        900  SH          YES                    X
Korea Electric Power
  Corp. ADR                    ADR             500631106      41      2,700  SH          YES                    X
Questar Corp.                  Common Stock    748356102   4,636     81,965  SH          YES                    X
Sierra Pacific Resources new   Common Stock    826428104      38      3,000  SH          YES                    X
Vectren Corporation            Common Stock    92240G101      54      2,000  SH          YES                    X
AT&T Inc.                      Common Stock    00206R102   5,559    145,135  SH          YES                    X
Crown Castle International
  Corp.                        Common Stock    228227104      52      1,503  SH          YES                    X
FairPoint Communications Inc.  Common Stock    305560104       0          2  SH          YES                    X
Standard & Poor's
  Depositary Receipts          ETF             78462F103     507      3,838  SH          YES                    X
Corn Products Intl             Common Stock    219023108       4        100  SH          YES                    X
CTI Group Holdings Inc         Common Stock    126431105       8     31,570  SH          YES                    X
Cybex Intl Inc                 Common Stock    23252E106       0        100  SH          YES                    X
Dell Inc                       Common Stock    24702R101       2        100  SH          YES                    X
Gateway Industries New         Common Stock    367631108       0         15  SH          YES                                    X
IShares MSCI EAFE Index        ETF             464287465   4,492     62,473  SH          YES                    X
IShares MSCI Emerging
  Markets Index Fund           ETF             464287234     317      2,359  SH          YES                    X
IShares MSCI Japan Index Fund  ETF             464286848     111      9,000  SH          YES                    X
IShares Russell 2000
  Index Fund                   ETF             464287655   1,042     15,260  SH          YES                    X
Streettracks Gold Trust        ETF             863307104   5,530     61,162  SH          YES                    X